EARNINGS PER SHARE (Details) R$ / shares in Units, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$) R$ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 BRL (R$) R$ / shares shares	Dec. 31, 2015 BRL (R$) R$ / shares shares
Basic loss per share
Income (Losses) attributable to each class of shares | R$	R$ (1,763,805)		R$ 3,584,529	R$ (11,405,085)
Weighted average shares outstanding, basic | shares	1,352,634,000	1,352,634,000	1,352,634,000	1,352,634,000
% of shares in relation to total ( As a percent )	100.00%	100.00%	100.00%	100.00%
Basic earnings per share (R$)	R$ (1.30)		R$ 2.65	R$ (8.43)
Diluted loss per share
Potential dilutive common shares included in the calculation of the weighted average number of shares due to dilutive effect | shares	16,009,941,000
Earnings attributable to each class of shares | $		$ 3,584,529
Weighted average shares outstanding, diluted | shares		1,368,214	1,368,214
% of shares in relation to total ( As a percent )		100.00%	100.00%
Diluted profit or loss per share (R$)	R$ (1.30)		R$ 2.62	R$ (8.43)
Ordinary shares
Basic loss per share
Income (Losses) attributable to each class of shares | R$	R$ (1,417,490)		R$ 2,880,723	R$ (9,165,746)
Weighted average shares outstanding, basic | shares	1,087,050,000	1,087,050,000	1,087,050,000	1,087,050,000
% of shares in relation to total ( As a percent )	80.37%	80.37%	80.37%	80.37%
Basic earnings per share (R$)	R$ (1.30)		R$ 2.65
Basic and diluted profit or loss per share (R$)				R$ (8.43)
Diluted loss per share
Earnings attributable to each class of shares | $		$ 2,847,920
Weighted average shares outstanding, diluted | shares		1,087,050	1,087,050
% of shares in relation to total ( As a percent )		79.45%	79.45%
Diluted profit or loss per share (R$)			R$ 2.62
Preferred A
Basic loss per share
Income (Losses) attributable to each class of shares | R$	R$ (192)		R$ 389	R$ (1,239)
Weighted average shares outstanding, basic | shares	147,000	147,000	147,000	147,000
% of shares in relation to total ( As a percent )	0.01%	0.01%	0.01%	0.01%
Basic earnings per share (R$)	R$ (1.30)		R$ 2.65
Basic and diluted profit or loss per share (R$)				R$ (8.43)
Diluted loss per share
Earnings attributable to each class of shares | $		$ 385
Weighted average shares outstanding, diluted | shares		147	147
% of shares in relation to total ( As a percent )		0.01%	0.01%
Diluted profit or loss per share (R$)			R$ 2.62
Preferred B
Basic loss per share
Income (Losses) attributable to each class of shares | R$	R$ (346,124)		R$ 703,417	R$ (2,238,100)
Weighted average shares outstanding, basic | shares	265,437,000	265,437,000	265,437,000	265,437,000
% of shares in relation to total ( As a percent )	19.62%	19.62%	19.62%	19.62%
Basic earnings per share (R$)	R$ (1.30)		R$ 2.65
Basic and diluted profit or loss per share (R$)				R$ (8.43)
Diluted loss per share
Earnings attributable to each class of shares | $		$ 695,408
Weighted average shares outstanding, diluted | shares		265,437	265,437
% of shares in relation to total ( As a percent )		19.40%	19.40%
Diluted profit or loss per share (R$)			R$ 2.62
Preferred B converted
Diluted loss per share
Earnings attributable to each class of shares | $		$ 40,816
Weighted average shares outstanding, diluted | shares		15,580	15,580
% of shares in relation to total ( As a percent )		1.14%	1.14%
Diluted profit or loss per share (R$)			R$ 2.62